ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued Expenses and Other Liabilities
	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Payroll and welfare benefit	22,404	27,533
Other tax and surcharge payable	45,705	47,052
Accrued unrecognized tax benefits and related interest and penalties	75,483	112,652
Amounts payable to employees	2,391	1,051
Amounts payable to sales and marketing agents	61,463	78,374
Refundable rental deposits	1,221	3,628
Accrued rental expenses	759	969
Amounts due to foremen and suppliers of decoration services	-	15,482
Amounts due to Tianxiajin investors	-	9,884
Down payments collected on behalf of secondary home sellers	-	6,027
Others	12,475	15,466

	221,901	318,118